Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
2 5 .	Commitments and contingencies
In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.
Operating lease commitment
The Group has entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases as follows:

	Payment due by schedule
	Less than 1 year	1 - 2 years	2 - 3 years	More than 3 years	Total
Office rental	1 2 , 431	19,675	18,100	16,839	67 , 045
For the years ended December 31, 2017, 2018 and 2019, the Group incurred office rental expenses in the amounts of RMB17,083, RMB14,250 and RMB18,624, respectively.
Legal Proceedings
As of December 31, 2018 and 2019, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.
Potential penalty regarding financing guarantee services
The Group has provided credit enhancement for loans that the Group facilitates with certain financial partners. Due to the lack of further interpretations, the exact definition and scope of “operating financing guarantee business” under the Financing Guarantee Rules or the Financing Guarantee Supplementary Provisions (“Financing Guarantee Rules”) and what behavior would be deemed as “render any financing guarantee service in disguised form” is unclear. It is uncertain whether the Group would be deemed to operate a financing guarantee business because of the credit enhancement services the Group provides. If the Group’s revenues from financial guarantee are deemed to be in violation of the Financing Guarantee Rules, the Group could be subject to penalties and be required to change the Group’s business model in cooperation with the financial partners.